Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6. Property and Equipment, Net
Property and equipment, net consisted of the following:

	December 31,
	2021	2020
Lab equipment	$587,650	$463,817
Leasehold improvements	17,973	11,258
Computer equipment	21,747	10,282
Other equipment	9,411	9,411

	636,781	494,768
Less accumulated depreciation	(402,614)	(316,478)

Property and equipment, net	$234,167	$178,290

Depreciation expense for the years ended December 31, 2021 and 2020 was $86 thousand and $90 thousand, respectively.